TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade And Other Receivables [Abstract]
Disclosure Of Detailed Information About Allowance For Doubtful Debts On Trade Receivables [Table Text Block]

	2021	2020
	US$’000	US$’000

Trade receivables	9,507	6,617
Less: Loss allowance	(684)	-
	8,823	6,617
Trade receivables due from the pools	150	1,380
	8,973	7,997
Included in assets of a disposal group held for sale (Note 38)	-	(69)
	8,973	7,928

Disclosure Of Detailed Information About Trade Receivables [Table Text Block]

	Trade receivables past due – collectively assessed
2021	Not past due	< 30	31-60	61-90	91-120	>120	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Estimated total gross carrying amount at default, representing net carrying amount of default	7,202	1,013	132	4	11	611	8,973

	Trade receivables past due – collectively assessed
2020	Not past due	< 30	31-60	61-90	91-120	>120	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Estimated total gross carrying amount at default, representing net carrying amount of default	5,544	249	139	551	859	655	7,997
Less: assets of a disposal group held for sale	(26)	(15)	(3)	(3)	(22)	-	(69)
	5,518	234	136	548	837	655	7,928

Disclosure Of Detailed Information About Assessment Of Recoverability Of Outstanding Balances [Table Text Block]
	2021	2020
	US$’000	US$’000

Gross carrying amount	684	-
Less: loss allowance	(684)	-
Carrying amount net of allowance	-	-

Disclosure Of Detailed Information About Movement In Loss Allowances [Table Text Block]
Movement in the loss allowance:

	2021	2020
Individually assessed:	US$’000	US$’000

Net remeasurement of loss allowance	(681)	-
Effect of foreign exchange differences	(3)	-
Balance at 31 December	(684)	-